Retirement And Other Benefit Plans - Amounts Recognized in Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Jan. 31, 2015	Feb. 01, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Prepaid pension costs (noncurrent assets)	$ 73,324	$ 85,516
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Prepaid pension costs (noncurrent assets)	73,324	85,561
Accrued benefit liabilities (current liability)	(2,675)	(1,002)
Accrued benefit liabilities (noncurrent liability)	(9,455)	(8,203)
Net amount recognized at end of year	61,194	76,356
Other Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Prepaid pension costs (noncurrent assets)	0	0
Accrued benefit liabilities (current liability)	(142)	(105)
Accrued benefit liabilities (noncurrent liability)	(1,370)	(1,014)
Net amount recognized at end of year	$ (1,512)	$ (1,119)